Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 2,890,822	$ 939,014
Investment in marketable securities		124,963
Accounts receivable, net	242,079	60,042
Inventory, at cost	3,042,629	2,439,793
Capital receivables of convertible notes		1,472,000
Note receivable	2,500,000	2,500,000
Deposits and prepaids	313,979	316,869
Prepaid offering costs	600,000	1,200,000
Total current assets	9,589,509	9,052,681
Property and equipment, net	20,122	27,133
Operating right of use asset, net	287,322	557,798
Deferred tax asset, net		342,122
Brand names	337,504	337,504
Goodwill	1,161,052	1,161,052
Total assets	11,395,509	11,478,290
Current liabilities
Accounts payable and accrued expenses	1,326,988	1,210,956
Deferred revenue	335,956	209,100
Income tax payable	196,587	408,681
Current portion of operating lease liability	286,378	278,432
Total current liabilities	2,161,192	2,145,977
Accrued employee benefits, non-current	32,177	21,520
Operating lease liability, less current portion	12,182	301,921
Total liabilities	2,205,551	2,469,418
Commitments and contingencies (Note 11)
Stockholders’ equity:
Additional paid-in capital	19,874,591	19,014,389
Accumulated other comprehensive loss	(10,219)	(13,737)
Accumulated deficit	(10,676,516)	(9,993,792)
Total stockholders’ equity	9,189,958	9,008,872
Total liabilities and stockholders’ equity	11,395,509	11,478,290
Common Class A [Member]
Stockholders’ equity:
Common stock, value	2,102	2,012
Common Class B [Member]
Stockholders’ equity:
Common stock, value
Related Party [Member]
Current liabilities
Due to related parties	$ 15,283	$ 38,808